5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Restricted Cash and Funds held and due (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Restricted Cash and Funds held and due
	December 31, 2019	December 31, 2018

Due from optionees
Covas - Blackheath	$ 31,622	$ 33,855
Alvito - OZE	-	9,368
	$ 31,622	$ 43,223